Fair Value Measurements and Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	$ 145,154	$ 187,968	$ 184,394	$ 265,946
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	328,616	731,318
Long-term debt	892,055	1,059,539
Finance lease, liability	1,802,526	1,727,553
Malt Joint Venture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	322,794	314,332
Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash - current and - long-term	3,800	19,500
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	105,970	99,806
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	98,865	174,720
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	145,154	187,968
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,802,526	1,727,553
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	793,190	884,819
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	54,214	88,025
Derivative Liability	128	0
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	192	937
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	16,045	47,037
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	210	0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	(527)
Carrying Amount Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	24,400	0
Carrying Amount Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Steam LNG carriers
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	0	294,631
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	100,407	180,334
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and restricted cash – current	145,154	187,968
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance lease, liability	1,800,536	1,715,651
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	799,247	886,224
Fair Value Asset (Liability) | Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	54,214	88,025
Derivative Liability	128	0
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-Currency Interest Rate Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	192	937
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	16,045	47,037
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	210	0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	(527)
Fair Value Asset (Liability) | Level 2 | Fair Value, Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-for-sale, Not Part of Disposal Group, Current	24,400	0
Fair Value Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring | Steam LNG carriers
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	$ 0	$ 294,631